13. Net income by operating segment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales revenues	[1]	$ 53,683	$ 76,589	$ 84,638
Cost of sales		(29,195)	(45,732)	(52,184)
Gross profit (loss)		24,488	30,857	32,454
Income (expenses)		14,425	10,243	15,666
Selling		(4,884)	(4,476)	(3,827)
General and administrative		(1,090)	(2,124)	(2,239)
Exploration costs		(803)	(799)	(524)
Research and development		(355)	(576)	(641)
Other taxes		(952)	(619)	(670)
Impairment of assets		(7,339)	(2,848)	(2,005)
Other income and expenses		998	1,199	(5,760)
Net income / (loss) before financial results and income taxes		10,063	20,614	16,788
Net finance income (expenses)		(9,630)	(8,764)	(6,484)
Results of equity-accounted investments		(659)	153	523
Net income / (loss) before income taxes		(226)	12,003	10,827
Income taxes		1,174	(4,200)	(4,256)
Net income from continuing operations for the period		948	7,803	6,571
Net income from discontinued operations for the period			2,560	843
Net income for the year		948	10,363	7,414
Net income attributable to shareholders of Petrobras		1,141	10,151	7,173
Net income from continuing operations		1,141	7,660	6,572
Non-controlling interests		(193)	212	241
Net income from discontinued operations			2,491	601
Net income attributable to
Net income from continuing operations		(193)	143	(1)
Net income from discontinued operations			69	242
Net income attributable to shareholders of Petrobras		1,141	10,151	7,173
Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		53,683	68,348	69,189
Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues			8,241	15,449
Refining Transportation And Marketing [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		46,917	58,106	56,793
Refining Transportation And Marketing [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		47,782	67,538	73,448
Cost of sales		(44,011)	(61,578)	(67,011)
Gross profit (loss)		3,771	5,960	6,437
Income (expenses)		(2,992)	(4,334)	(3,437)
Selling		(2,520)	(2,164)	(1,777)
General and administrative		(161)	(336)	(376)
Exploration costs
Research and development		(11)	(11)	(11)
Other taxes		(137)	(151)	(207)
Impairment of assets		164	(697)	(442)
Other income and expenses		(327)	(975)	(624)
Net income / (loss) before financial results and income taxes		779	1,626	3,000
Net finance income (expenses)
Results of equity-accounted investments		(437)	(151)	362
Net income / (loss) before income taxes		342	1,475	3,362
Income taxes		(265)	(552)	(1,020)
Net income from continuing operations for the period			923	2,342
Net income from discontinued operations for the period
Net income for the year		77	923	2,342
Net income attributable to shareholders of Petrobras		111	1,021	2,393
Net income from continuing operations			1,021	2,393
Non-controlling interests		(34)	(98)	(51)
Net income from discontinued operations
Net income attributable to
Net income from continuing operations			(98)	(51)
Net income from discontinued operations
Net income attributable to shareholders of Petrobras		77	923	2,342
Refining Transportation And Marketing [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		865	9,432	16,655
Exploration and Production [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		871	1,062	2,330
Exploration and Production [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		34,395	50,462	52,382
Cost of sales		(18,098)	(27,304)	(28,968)
Gross profit (loss)		16,297	23,158	23,414
Income (expenses)		(9,247)	(4,181)	(5,068)
Selling				(80)
General and administrative		(155)	(254)	(257)
Exploration costs		(803)	(799)	(524)
Research and development		(232)	(394)	(443)
Other taxes		(478)	(127)	(115)
Impairment of assets		(7,364)	(1,956)	(1,391)
Other income and expenses		(215)	(651)	(2,258)
Net income / (loss) before financial results and income taxes		7,050	18,977	18,346
Net finance income (expenses)
Results of equity-accounted investments		(181)	86	75
Net income / (loss) before income taxes		6,869	19,063	18,421
Income taxes		(2,398)	(6,451)	(6,236)
Net income from continuing operations for the period			12,612	12,185
Net income from discontinued operations for the period
Net income for the year		4,471	12,612	12,185
Net income attributable to shareholders of Petrobras		4,475	12,624	12,190
Net income from continuing operations			12,624	12,190
Non-controlling interests		(4)	(12)	(5)
Net income from discontinued operations
Net income attributable to
Net income from continuing operations			(12)	(5)
Net income from discontinued operations
Net income attributable to shareholders of Petrobras		4,471	12,612	12,185
Exploration and Production [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		33,524	49,400	50,052
Gas & Power [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		5,270	8,185	8,540
Gas & Power [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		7,725	11,493	12,241
Cost of sales		(3,985)	(7,713)	(9,023)
Gross profit (loss)		3,740	3,780	3,218
Income (expenses)		(2,581)	2,580	(2,461)
Selling		(2,320)	(2,260)	(1,867)
General and administrative		(85)	(134)	(152)
Exploration costs
Research and development		(10)	(15)	(21)
Other taxes		(31)	(152)	(65)
Impairment of assets		36	(194)	(190)
Other income and expenses		(171)	5,335	(166)
Net income / (loss) before financial results and income taxes		1,159	6,360	757
Net finance income (expenses)
Results of equity-accounted investments		128	103	95
Net income / (loss) before income taxes		1,287	6,463	852
Income taxes		(393)	(2,162)	(257)
Net income from continuing operations for the period			4,301	595
Net income from discontinued operations for the period			3	15
Net income for the year		894	4,304	610
Net income attributable to shareholders of Petrobras		821	4,180	482
Net income from continuing operations			4,179	471
Non-controlling interests		73	1	128
Net income from discontinued operations			124	11
Net income attributable to
Net income from continuing operations			121	124
Net income from discontinued operations			3	4
Net income attributable to shareholders of Petrobras		894	4,304	610
Gas & Power [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		2,455	3,308	3,701
Corporate and other business [Member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues		625	995	1,526
Corporate and other business [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		876	1,221	1,731
Cost of sales		(832)	(1,167)	(1,611)
Gross profit (loss)		44	54	120
Income (expenses)		419	(4,282)	(4,662)
Selling		(20)	(31)	(76)
General and administrative		(689)	(1,401)	(1,453)
Exploration costs
Research and development		(102)	(156)	(166)
Other taxes		(306)	(189)	(283)
Impairment of assets		(175)	1	18
Other income and expenses		1,711	(2,506)	(2,702)
Net income / (loss) before financial results and income taxes		463	(4,228)	(4,542)
Net finance income (expenses)		(9,630)	(8,764)	(6,484)
Results of equity-accounted investments		(169)	115	(9)
Net income / (loss) before income taxes		(9,336)	(12,877)	(11,035)
Income taxes		4,438	4,245	2,994
Net income from continuing operations for the period			(8,632)	(8,041)
Net income from discontinued operations for the period			2,557	828
Net income for the year		(4,898)	(6,075)	(7,213)
Net income attributable to shareholders of Petrobras		(4,670)	(6,273)	(7,382)
Net income from continuing operations			(8,763)	(7,972)
Non-controlling interests		(228)	2,490	169
Net income from discontinued operations			198	590
Net income attributable to
Net income from continuing operations			132	(69)
Net income from discontinued operations			66	238
Net income attributable to shareholders of Petrobras		(4,898)	(6,075)	(7,213)
Corporate and other business [Member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		251	226	205
Eliminations [member] | Third parties [member]
Disclosure of operating segments [line items]
Sales revenues
Eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales revenues		(37,095)	(54,125)	(55,164)
Cost of sales		37,731	52,030	54,429
Gross profit (loss)		636	(2,095)	(735)
Income (expenses)		(24)	(26)	(38)
Selling		(24)	(21)	(27)
General and administrative			1	(1)
Exploration costs
Research and development
Other taxes
Impairment of assets			(2)
Other income and expenses			(4)	(10)
Net income / (loss) before financial results and income taxes		612	(2,121)	(773)
Net finance income (expenses)
Results of equity-accounted investments
Net income / (loss) before income taxes		612	(2,121)	(773)
Income taxes		(208)	720	263
Net income from continuing operations for the period			(1,401)	(510)
Net income from discontinued operations for the period
Net income for the year		404	(1,401)	(510)
Net income attributable to shareholders of Petrobras		404	(1,401)	(510)
Net income from continuing operations			(1,401)	(510)
Non-controlling interests
Net income from discontinued operations
Net income attributable to
Net income from continuing operations
Net income from discontinued operations
Net income attributable to shareholders of Petrobras		404	(1,401)	(510)
Eliminations [member] | Intersegments [member]
Disclosure of operating segments [line items]
Sales revenues		$ (37,095)	$ (54,125)	$ (55,164)

[1]	Sales revenues by business segment are set out in note 9.